Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation

The accompanying combined financial statements include the combined accounts of KSix, LLC (“KSIX”), A Nevada limited liability company that was formed on September 14, 2011 and Blvd. Media Group, LLC,(“BMG”) a Nevada limited liability company that was formed on January 29, 2009 which have common ownership.

Business Description

Business description

Ksix, LLC and Blvd Media Group, LLC are internet marketing companies. KSIX is an advertising network designed to create revenue streams for their affiliates and to provide advertisers with increased measurable audience. KSIX provides performance based marketing solutions to drive traffic and conversions within a Cost-Per-Action (“CPA”) business model. The Ksix has an online advertising network that works directly with advertisers and other networks to promote advertiser campaigns. KSIX manages offer tracking, reporting and distribution.

BMG provides the tools for web publishers to drive traffic and increase revenue. BMG mission is to monetize the Internet, promoting incentive based advertisements resulting in more clicks, greater lead generation and increased revenues. KSIX and BMG are both Las Vegas based technology companies, advertising network, and SaaS (“Software as a Service”) developer that monetizes web based content using custom developed enterprise software applications.

Uses of Estimates in the Presentation of Financial Statements

Uses of estimates in the presentation of financial statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net revenue and expenses during each reporting period. Actual results could differ from those estimates.

Cash

Cash

The Company maintains cash balances at various financial institutions, certain of which are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company’s accounts at the insured institutions may, at times, exceed the federally insured limits. The Company has not experienced any losses in either the insured or uninsured accounts.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are generally due thirty days from the invoice date. The Company has a policy of reserving for uncollectible accounts based on their best estimate of the amount of profitable credit losses in its existing accounts receivable. The Company extends credit to its customers based on an evaluation of their financial condition and other factors. The Company generally does not require collateral or other security to support accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains an allowance for potential bad debts if required.

The Company determines whether an allowance for doubtful accounts is required by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations. In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted their efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts. The Company has determined that an allowance for doubtful accounts is not required for the year ended December 31, 2014. The amounts charged to bad debt expense for the years ended December 31, 2014 and 2013 were $35,137 and $0.

Concentrations of Credit Risk

Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents with high credit quality financial institutions which at times may be in excess of the FDIC limit. The Company performs ongoing credit evaluations of its customers’ financial condition and, as a consequence, believes that its trade accounts receivable credit risk is limited.

Property and Equipment and Depreciation Policy

Property and equipment and depreciation policy

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of five to seven years for computers and related assets Fully depreciated assets are retained in property and depreciation accounts until they are removed from service.

When property and equipment are retired or otherwise disposed of, the net book value of the asset is removed from the Company’s books and the net gain or loss is included in the determination of the Company’s income.

Maintenance, repairs and minor renewals are charged to expense when incurred. Replacements and major renewals are capitalized.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codification (ASC) 605-10 (previously Securities and Exchange Commission Staff Accounting Bulletin No. 104, Revenue Recognition).

Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured. The Company’s revenues are derived from online advertising sales and on a cost per thousand impressions (CPM), cost per click (CPC), cost per lead (CPL), cost per action (CPA) and flat-fee basis.

● The Company earns CPM revenue from the display of graphical advertisements. An impression is delivered when an advertisement appears in pages viewed by users. Revenue from graphical advertisement impressions is recognized based on the actual impressions delivered in the period.

● Revenue from the display of text-based links to the websites of the Company’s advertisers is recognized on a CPC basis, and search advertising is recognized as “click-throughs” occur. A “click-through” occurs when a user clicks on an advertiser’s link.

● Revenue from advertisers on a CPL basis is recognized in the period the leads are accepted by the client, following the execution of a service agreement and commencement of the services.

● Under the CPA format, the Company earns revenue based on a percentage or negotiated amount of a consumer transaction undertaken or initiated through its websites. Revenue is recognized at the time of the transaction.

● Revenue from flat-fee, listings-based services is based on a customer’s subscription to the service for up to twelve months and are recognized on a straight-line basis over the term of the subscription.

Fair Value Measurements

Fair value measurements

The Company adopted the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, prepaid expenses, and accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of observable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets and liabilities

Level 2 - quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 - inputs that re unobservable (for example cash flow modeling inputs based on assumptions)

Recent Accounting Pronouncements

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company’s accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations, and cash flows when implemented.